Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/profit	$ (24,285)	$ 10,538	$ (25,640)	$ 18,555	$ (60,484)	$ (18,358)
Add: Adjustment for gain on negative goodwill					(23,713)
Operating (loss)/profit before changes in working capital	(24,285)	10,538	(25,640)	18,555	(84,197)	(18,358)
Changes in operating assets and liabilities:
Accounts receivable		(10,412)		(18,813)	534	(534)
Other receivables	(174,988)	(261,801)	(607,078)	(393,379)	18,626	(19,926)
Other payables and accrued liabilities	12,074	231,886	14,971	394,960	14,341	47,850
Net cash used in operating activities	(187,199)	(29,789)	(617,747)	1,323	(50,696)	9,032
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of intangible assets	(8,858)		(16,684)		(6,002)
Gain on negative goodwill					23,713
Net cash used in investing activity	(8,858)		(16,684)		17,711
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares capital		32,865		24,375	634,630	10
Issuance of preference shares	243,719		243,719
Net cash flow generated from financing activities	243,719	32,865	243,719	24,375	634,630	10
Effect of exchange rate changes on cash and cash equivalent	(610)	(448)	(12,558)	(529)	271	(11)
Net changes in cash and cash equivalents	47,052	2,628	(403,270)	25,169	601,916	9,031
Cash and cash equivalents, beginning of period	610,947	9,031	610,947	9,031	9,031
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 657,999	$ 11,659	$ 207,677	$ 34,200	610,947	9,031
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid